Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Primary Subsidiaries
These consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. All subsidiaries have a reporting date of March 31. The Company’s primary subsidiaries are as follows:

		2020	2019
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya Consulting SAS	France	100%	100%
Pro2p Services Conseils Inc.	Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Zero2Ten EMEA Limited	United Kingdom	-	100%
Alithya Solutions Canada Inc.	Canada	100%	100%
Matricis Informatique Inc.	Quebec, Canada	100%	-
Alithya Travercent LLC	Texas, USA	100%	-
Alithya Askida Consulting Services Inc.	Quebec, Canada	100%	-
Alithya Askida Solutions Inc.	Quebec, Canada	100%	-

Summary of Depreciation Method of Property and Equipment
Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2020				March 31, 2019
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$		$
Cost	1,435	2,800	1,844	6,079	1,234	2,062	1,262	4,558
Additions	1,313	886	3,724	5,923	196	227	584	1,007
Additions through business acquisitions	67	239	22	328	16	494	—	510
Disposals / retirements	(490)	(855)	—	(1,345)	(10)	(13)	—	(23)
Foreign currency translation adjustment	8	120	21	149	(1)	30	(2)	27
Subtotal	2,333	3,190	5,611	11,134	1,435	2,800	1,844	6,079
Accumulated depreciation	866	1,874	1,000	3,740	690	1,435	612	2,737
Depreciation expense	226	543	509	1,278	179	409	392	980
Disposals / retirements	(397)	(762)	—	(1,159)	(5)	2	—	(3)
Foreign currency translation adjustment	4	97	2	103	2	28	(4)	26
Subtotal	699	1,752	1,511	3,962	866	1,874	1,000	3,740
Net carrying amount	1,634	1,438	4,100	7,172	569	926	844	2,339

Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method over their estimated useful lives, as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

As at	March 31, 2020					March 31, 2019
	Customer relationships	Software	Tradenames	Non- compete agreements	Total	Customer relationships	Software	Tradenames	Non- compete agreements	Total
	$	$	$	$	$	$	$	$	$	$
Cost	55,823	1,355	12,604	316	70,098	28,348	1,256	—	—	29,604
Additions, purchased	—	49	—	—	49	425	1	—	—	426
Additions through business acquisitions	16,077	2,909	—	6,964	25,950	26,701	—	12,398	311	39,410
Additions, internally generated	—	—	—	—	—	—	98	—	—	98
Foreign currency translation adjustment	1,822	64	732	250	2,868	349	—	206	5	560
Subtotal	73,722	4,377	13,336	7,530	98,965	55,823	1,355	12,604	316	70,098
Accumulated amortization	21,837	644	—	66	22,547	14,203	252	—	—	14,455
Amortization	10,133	598	—	547	11,278	7,634	392	—	66	8,092
Impairment	—	—	13,336	—	13,336	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—
Subtotal	31,970	1,242	13,336	613	47,161	21,837	644	—	66	22,547
Net carrying amount	41,752	3,135	—	6,917	51,804	33,986	711	12,604	250	47,551

Reconciliation from IAS 17 to IFRS 16
The following is a reconciliation of the financial statement line items from IAS 17 to IFRS 16 as at April 1, 2019.

	Carrying amount as at March 31, 2019	Reclassification	Remeasurement	IFRS 16 carrying amount as at April 1, 2019
	$	$	$	$
Right-of-use assets	—	(159)	6,668	6,509
Deferred lease inducements	(159)	159	—	—
Lease liabilities	—	—	(6,668)	(6,668)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
The following is a reconciliation of total operating lease commitments as at March 31, 2019 to the lease liabilities recognized as at April 1, 2019.

$
Total operating lease commitments disclosed as at March 31, 2019	14,228
Recognition exemptions:
Variable payments	(6,426)
Leases with remaining lease term of less than 12 months	(119)
Operating lease liabilities before discounting	7,683
Discounted using incremental borrowing rate	(1,015)
Total lease liabilities recognized under IFRS 16 as at April 1, 2019	6,668